Long-Term Investments, Net (Details) - Schedule of Changes in Fair Value of Non-Market Equity Securities - Level 3 [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Balance at beginning of year	$ 25,723,869	$ 34,589,767	$ 25,496,534
Additions		288,581	16,228,690
Upward adjustments			2,137,021
Downward adjustments (note)	(37,678)	(10,092,729)	(6,898,549)
Foreign exchange adjustment	$ 935,618	938,250	(2,373,929)
Balance at end of year		$ 25,723,869	$ 34,589,767